Cover	Mar. 27, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 1, 2024, Applied UV, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report, among other things, the closing of an offering of securities of the Company. This Amendment to the Initial 8-K (this “Form 8-K/A”), among other things, provides additional information with regard to the securities, specifically a provision relating to the adjustment to the exercise price of the warrants issued in the private placement at the occurrence of an event. This Form 8-K/A does not amend any other item of the Initial 8-K and all other information previously reported in or filed with the Initial 8-K is hereby incorporated by reference to this Form 8-K/A.
Document Period End Date	Mar. 27, 2024
Entity File Number	001-39480
Entity Registrant Name	APPLIED UV, INC.
Entity Central Index Key	0001811109
Entity Tax Identification Number	84-4373308
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	150 N. Macquesten Parkway
Entity Address, City or Town	Mount Vernon
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10550
City Area Code	914
Local Phone Number	665-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AUVI
Security Exchange Name	NASDAQ
10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	AUVIP
Security Exchange Name	NASDAQ